Finance Assets Finance Assets 2 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Rental receivables	$ 61,721	$ 83,254
Unguaranteed residual values	13,235	14,177
Principal and interest on non-recourse loans	(35,449)	(55,092)
Unearned income	(5,097)	(7,793)
Investment in leveraged leases	34,410	34,546
Less: Deferred taxes related to leveraged leases	(15,078)	(19,372)
Net investment in leveraged leases	$ 19,332	$ 15,174